Office Properties and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Office properties and equipment

Office properties and equipment are summarized as follows:

	December 31,
	2013	2012
	(In thousands)
Land	$12,728	10,728
Office buildings	73,770	27,715
Leasehold improvements	44,587	42,419
Furniture, fixtures and equipment	54,610	33,577
Construction in process	24,299	20,062

	209,994	134,501
Less accumulated depreciation and amortization	71,889	43,093

	$138,105	91,408